Loans (Allowance for Loan Losses by Risk Rating) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financing Receivable, Recorded Investment [Line Items]
Ending balance	$ 576,673,464	$ 542,287,248	$ 301,588,930	$ 267,021,142
Allowance for loan losses	4,493,748	3,741,271	2,468,476	2,481,716	1,983,751
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	543,466,904	517,010,521	281,901,972	247,573,949
Allowance for loan losses	2,967,860	3,219,376	1,529,356	884,877
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	17,577,577	11,090,344	13,777,303	11,658,809
Allowance for loan losses	396,324	320,241	489,120	846,839
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	15,628,983	14,186,383	5,909,655	7,788,384
Allowance for loan losses	1,129,564	201,654	450,000	750,000
Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	437,706,307	377,153,222
Allowance for loan losses	3,673,881	3,693,636
Legacy [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	416,275,438	362,692,416
Allowance for loan losses	2,967,860	3,219,376
Legacy [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	14,561,148	8,982,637
Allowance for loan losses	396,324	272,606
Legacy [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	6,869,721	5,478,169
Allowance for loan losses	309,697	201,654
Acquired [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	138,967,157	165,134,026
Allowance for loan losses	819,867	47,635
Acquired [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	127,191,466	154,318,105
Acquired [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	3,016,429	2,107,707
Allowance for loan losses		47,635
Acquired [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	8,759,262	8,708,214
Allowance for loan losses	$ 819,867